N-2	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001892443
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLUEROCK HIGH INCOME INSTITUTIONAL CREDIT FUND
Class A [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class A
Maximum Sales Load (as a percent of offering price)	5.75%
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None[1]

Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of average net assets attributable to shares)
Base Management Fee	1.25%
Incentive Fee[2]	1.42%
Other Expenses[3]	1.04%
Shareholder Servicing Expenses	0.25%
Distribution Fee	None
Remaining Other Expenses[3]	0.79%
Interest Payments on Borrowed funds[4]	0.10%
Total Annual Expenses	3.81%
Fee Waiver and Reimbursement[5]	(0.19%)
Total Annual Expenses (after fee waiver and reimbursement)[5]	3.62%

1.	Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.

2.	The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2024 under the now current incentive fee arrangement.
3.	Other Expenses include acquired fund fees and expenses of 0.01%.
4.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
5.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.10% per annum of the Fund’s average daily net assets attributable to Class A shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2026, unless and until the Board approves its modification or termination. After January 31, 2026, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	0.10%	[2]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	1.42%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.79%	[4]
Other Annual Expenses [Percent]	1.04%	[4]
Total Annual Expenses [Percent]	3.81%
Waivers and Reimbursements of Fees [Percent]	(0.19%)	[5]
Net Expense over Assets [Percent]	3.62%	[5]
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	Other Expenses include acquired fund fees and expenses of 0.01%.

[1]	Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.
[2]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[3]	The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2024 under the now current incentive fee arrangement.
[4]	Other Expenses include acquired fund fees and expenses of 0.01%.
[5]	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.10% per annum of the Fund’s average daily net assets attributable to Class A shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2026, unless and until the Board approves its modification or termination. After January 31, 2026, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”